CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 689,280	$ 118,734		$ 230,664
Accounts receivable, net	627,395	628,480		389,453
Prepaids and other current assets	102,325	79,920		139,661
Total current assets	1,419,000	827,134		759,778
Fixed assets, net	11,779	3,657
Deferred tax asset				1,852,826
Total assets	1,430,779	830,791		2,612,604
Current liabilities
Accounts payable and accrued liabilities	1,819,512	1,824,408		721,089
Deferred revenue	1,371,527	802,524		956,561
Due to related party	$ 338,218	$ 338,506		$ 146,322
Due to related party, extensible enumeration	Related party	Related party		Related party
Due on share purchase	$ 135,000	$ 135,000
Embedded derivative				$ 273,534
Contingent liability	600,000	600,000
Loan payable, related party, net of discount	330,000	323,000		110,000
Note payable, net of discount	220,000	220,000		407,131
Total liabilities	4,814,257	4,243,438		2,614,637
Commitments and contingencies (Note 4)
Stockholders' deficit
Common stock, $0.0001 par value; 18,000,000 shares authorized 9,998,446 shares issued and outstanding	1,000	1,000		1,000
Additional paid in capital	6,026,457	6,026,457		6,026,457
Accumulated deficit	(9,117,796)	(9,114,985)		(5,666,895)
Non-controlling interest	(293,299)	(325,279)		(362,755)
Total stockholders' deficit	(3,383,478)	(3,412,647)	$ (458,052)	(2,033)	$ 923,721
Total liabilities and stockholders' deficit	1,430,779	830,791		2,612,604
Series A Preferred Stock
Stockholders' deficit
Preferred stock	37	37		37
Series A-1 Preferred Stock
Stockholders' deficit
Preferred stock	$ 123	$ 123		$ 123